Initial Public Offering (Details) - USD ($)		4 Months Ended	6 Months Ended	12 Months Ended
	Nov. 02, 2020	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Jul. 29, 2022
Initial Public Offering (Details) [Line Items]
Generating gross proceeds (in Dollars)		$ 175,000,000
Deferred underwriting commissions (in Dollars)	$ 6,100,000
Exercise price			$ 11.5		$ 7.32
IPO [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering unit issued	17,500,000
Price per share (in Dollars per share)	$ 10
Generating gross proceeds (in Dollars)	$ 175,000,000
Offering cost (in Dollars)	$ 10,100,000
Exercise price	$ 11.5
Sponsor
Initial Public Offering (Details) [Line Items]
Initial public offering unit issued	4,000,000
Common Class A [Member]
Initial Public Offering (Details) [Line Items]
Exercise price				$ 0.361
Common Class A [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of shares in a unit			1	1
Number of warrants in a unit			1	1
Number of shares issuable per warrant